Income Taxes - Disclosure Of Detailed Information About Non Capital Loss Applied To Reduce Future Taxable Income (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Statements [Line Items]
Non capital loss carryforwards	$ 420,136
Brazil [member]
Statements [Line Items]
Non capital loss carryforwards	111,752
Mexico [member]
Statements [Line Items]
Non capital loss carryforwards	100,613
Canada [member]
Statements [Line Items]
Non capital loss carryforwards	151,726
United States [member]
Statements [Line Items]
Non capital loss carryforwards	47,445
Other [member]
Statements [Line Items]
Non capital loss carryforwards	$ 8,600